Employee Stock Plans	12 Months Ended
Apr. 30, 2026
Share-Based Payment Arrangement [Abstract]
Employee Stock Plans	Employee Stock Plans
Stock-Based Compensation
The following table summarizes the components of stock-based compensation expense recognized in the Company’s consolidated statements of income for the periods indicated:

	Year Ended April 30,
	2026	2025	2024

	(in thousands)
Restricted stock	$46,850	$47,094	$39,077
ESPP	832	867	893
Total stock-based compensation expense	$47,682	$47,961	$39,970
Stock Incentive Plan
At the Company's 2024 Annual Meeting of Stockholders, held on September 25, 2024, the Company's stockholders approved the Korn Ferry Amended and Restated 2022 Stock Incentive Plan (the “Plan”), which among other things, increased the total number of shares of the Company's common stock available for stock-based awards by 1,900,000 shares, leaving 2,848,558 shares available for issuance and extended the term of the Plan to September 25, 2034. The Plan requires a minimum one-year vesting for all future awards, and provides for the grant of awards to eligible participants, designated as either nonqualified or incentive stock options, restricted stock and restricted stock units, any of which may be market-based, and incentive bonuses, which may be paid in cash or stock or a combination thereof.
Restricted Stock
The Company grants time-based restricted stock awards to executive officers and other senior employees that generally vest over a four-year period. In addition, certain key management members typically receive time-based restricted stock awards upon commencement of employment and may receive them annually in conjunction with the Company’s performance review. Time-based restricted stock awards are granted at a price equal to fair value, which is determined based on the closing price of the Company’s common stock on the grant date. The Company recognizes compensation expense for time-based restricted stock awards on a straight-line basis over the vesting period.
The Company also grants market-based restricted stock units to executive officers and other senior employees. The market-based units vest after three years depending upon the Company’s total stockholder return over the three-year performance period relative to other companies in its selected peer group. The fair value of these market-based restricted stock units are determined by using extensive market data that is based on historical Company and peer group information. The Company recognizes compensation expense for market-based restricted stock units on a straight-line basis over the vesting period.
Restricted stock activity is summarized below:

	April 30,
	2026		2025		2024
	Shares	Weighted- Average Grant Date Fair Value	Shares	Weighted- Average Grant Date Fair Value	Shares	Weighted- Average Grant Date Fair Value

	(in thousands, except per share data)
Non-vested, beginning of year	1,770	$63.15	1,974	$53.83	2,063	$50.12
Granted	847	$72.89	719	$73.35	854	$51.32
Vested	(699)	$54.87	(884)	$50.54	(682)	$40.09
Forfeited	(34)	$65.60	(39)	$42.03	(261)	$52.22
Non-vested, end of year	1,884	$70.56	1,770	$63.15	1,974	$53.83
As of April 30, 2026, there were 0.8 million shares outstanding relating to market-based restricted stock units with total unrecognized compensation totaling $26.6 million.
As of April 30, 2026, there was $77.7 million of total unrecognized compensation cost related to all non-vested awards of restricted stock, which is expected to be recognized over a weighted-average period of 2.3 years. During fiscal 2026, 2025 and 2024, 261,325 shares of restricted stock totaling $19.2 million, 262,930 shares of restricted stock totaling $17.4 million, and 212,204 shares of restricted stock totaling $10.7 million, respectively, were repurchased by the Company, at the option of the employee, to pay for taxes related to the vesting of restricted stock.
Employee Stock Purchase Plan
The Company has an ESPP that, in accordance with Section 423 of the Internal Revenue Code, allows eligible employees to authorize payroll deductions of up to 15% of their salary to purchase shares of the Company’s common stock. According to the plan the purchase price of the shares purchased could not be less than 85% or more than 100% of the fair market price of the common stock on the last day of the enrollment period. At the Company's 2022 Annual Meeting of Stockholders, held on September 22, 2022, the Company's stockholders approved the Korn Ferry Amended and Restated Employee Stock Purchase Plan, which, among other things, increased the total number of shares of the Company's common stock that may be purchased thereunder by 1,500,000 shares. Employees may not purchase more than $25,000 in stock during any calendar year. The maximum number of shares that may be issued under the ESPP is 4.5 million shares. During fiscal 2026, 2025, and 2024, employees purchased 119,512 shares at an average price of $62.89 per share, 129,940 shares at an average price of $60.56 per share and 173,671 shares at an average price of $48.06 per share, respectively. As of April 30, 2026, the ESPP had approximately 1.4 million shares remaining available for future issuance.
Common Stock
During fiscal 2026, 2025 and 2024, the Company repurchased (on the open market or through privately negotiated transactions) 1,790,225 shares of the Company’s common stock for $116.1 million, 1,276,500 shares for $88.9 million and 930,000 shares for $52.5 million, respectively.
Cash Dividends
The following table shows the Company's cash dividend declared per share for the periods indicated:

	Year Ended April 30,
	2026	2025	2024

Cash dividends declared per share	$1.99	$1.59	$1.02